Share-Based Payment Transactions (Details 1)	12 Months Ended
	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Share-based Payment Transactions [Abstract]
Number of Outstanding at beginning of year | shares	1,490,423	737,028	798,579
Number of Grants | shares		970,000	180,000
Number of Forfeited/expired | shares	(53,023)	(216,605)	(241,551)
Number of Outstanding at end of year | shares	1,437,400	1,490,423	737,028
Number of Exercisable at end of year | shares	736,155	451,266	402,500
Weighted average exercise price, Outstanding at beginning of year | $ / shares	1.35	2.63	3.14
Weighted average exercise price, Grants | $ / shares		0.75	1.15
Weighted average exercise price, Forfeited/expired | $ / shares	7.53	4.26	3.32
Weighted average exercise price, Outstanding at end of year | $ / shares	1.20	1.35	2.63
Weighted average exercise price, Exercisable at end of year | $ / shares	2.41	2.41	3.87